SHAREHOLDERS' EQUITY - Common Stock Shares (Details)		6 Months Ended
	Dec. 16, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Sep. 20, 2021 Vote	Jul. 22, 2021 shares	Jan. 11, 2021 shares	Jan. 06, 2021 shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Class of Stock [Line Items]
common stock subject to possible redemption, issued (in shares)							1,150,000
Ratio to be applied to the stock in the conversion		20
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000					200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1	1
Common shares, shares issued (in shares)		0	27,600,000
Common shares, shares outstanding (in shares)		0	27,600,000
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)		0	27,600,000
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		20,000,000	20,000,000					20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		6,900,000	6,900,000		8,625,000
Common shares, shares outstanding (in shares)		6,900,000	6,900,000				6,900,000
Aggregate Of Sponsor Shares Surrendered	2,875,000
Number Of Shares Subject To Forfeiture		900,000
Class B Ordinary shares | Over-allotment option
Class of Stock [Line Items]
Number Of Shares Subject To Forfeiture						900,000